Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information
Segment Information
The Company is organized into two operating segments: Insurance and Reinsurance. Subsequent to the transaction described in Note 3(c), "Acquisitions and Disposals - Catlin Acquisition," the underwriting results of the acquired businesses from the Acquisition Date through March 31, 2016 are included in the Company's Insurance or Reinsurance segment, as appropriate.
The Company’s general investment and financing operations are reflected in "Corporate and Other." Subsequent to the transaction described in Note 1, "Basis of Preparation and Consolidation," GCLR reinsures the majority of the Company's life reinsurance business through the GreyCastle Life Retro Arrangements. The results of the Run-Off Life Operations not subject to the GreyCastle Life Retro Arrangements are also reported within Corporate and Other.
The Company evaluates the performance of both the Insurance and Reinsurance segments based on underwriting profit. Other items of revenues and expenditures of the Company are not evaluated at the segment level. In addition, the Company does not allocate investment assets used to support its Property and Casualty ("P&C") operations to the individual segments, except as noted below. Investment assets related to the Company’s Run-Off Life Operations and certain structured products included in the Insurance and Reinsurance segments are held in separately identified portfolios. As such, net investment income from these assets is included in the contribution from the applicable segment or in Corporate and Other. The following tables summarize the segment results for the three months ended March 31, 2016 and 2015:

Three Months Ended March 31, 2016 (U.S. dollars in thousands, except ratios)	Insurance	Reinsurance	Total P&C	Corporate and Other (1)	Total
Gross premiums written	$2,503,972	$1,855,343	$4,359,315	$68,911	$4,428,226
Net premiums written	1,503,934	1,557,661	3,061,595	3,164	3,064,759
Net premiums earned	1,593,874	757,572	2,351,446	3,164	2,354,610
Less: Net losses and loss expenses (2)	999,592	382,893	1,382,485	4,937	1,387,422
Less: Acquisition costs (2)	225,458	176,348	401,806	1,461	403,267
Less: Operating expenses (3)	312,432	79,234	391,666	218	391,884
Underwriting profit (loss)	$56,392	$119,097	$175,489	$(3,452)	$172,037
Net investment income - excluding Life Funds Withheld Assets (4)			143,131	8,533	151,664
Net investment income - Life Funds Withheld Assets				41,560	41,560
Net results from structured products (5)	1,222	748	1,970	—	1,970
Net fee income and other (6)	(3,862)	837	(3,025)	302	(2,723)
Net realized gains (losses) on investments - excluding Life Funds Withheld Assets			(11,160)	2,744	(8,416)
Net realized gains (losses) on investments and net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets			—	101,166	101,166
Net realized and unrealized gains (losses) on derivative instruments			—	(3,622)	(3,622)
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets			—	(236,080)	(236,080)
Net income (loss) from investment fund affiliates and operating affiliates			—	8,071	8,071
Gain on sale of operating affiliate				—	—
Less: Exchange (gains) losses			—	(33,819)	(33,819)
Less: Corporate operating expenses			—	112,510	112,510
Contribution from P&C and Corporate and Other			306,405	(159,469)	146,936
Less: Interest expense (7)				41,613	41,613
Less: Non-controlling interests				61,143	61,143
Less: Income tax expense				22,295	22,295
Net income (loss) attributable to ordinary shareholders					$21,885
Ratios – P&C operations: (8)
Loss and loss expense ratio	62.7%	50.5%	58.8%
Underwriting expense ratio	33.8%	33.8%	33.7%
Combined ratio	96.5%	84.3%	92.5%
____________

(1)	Corporate and Other includes other items of our revenue and expenditures that are not evaluated at the segment level for reporting purposes, as well as the Company's Run-Off Life Operations.

(2)	The Company has reflected the amortization of certain fair value adjustments recorded in conjunction with the Catlin Acquisition within the respective segments.

(3)	Operating expenses of the segments exclude Corporate operating expenses, shown separately.

(4)	Net investment income - excluding Life Funds Withheld Assets does not include net investment income related to the net results from structured products.

(5)	The net results from P&C structured products include net investment income and interest expense of $12.7 million and $10.7 million, respectively.

(6)	Net fee income and other includes operating expenses from the Company's loss prevention consulting services business.

(7)	Interest expense excludes interest expense related to structured products recorded in the Insurance and Reinsurance segments.

(8)	Ratios are based on net premiums earned from P&C operations.

Three Months Ended March 31, 2015 (U.S. dollars in thousands, except ratios)	Insurance	Reinsurance	Total P&C	Corporate and Other (1)	Total
Gross premiums written	$1,654,747	$825,662	$2,480,409	$74,951	$2,555,360
Net premiums written	1,089,108	747,635	1,836,743	14,506	1,851,249
Net premiums earned	962,306	357,188	1,319,494	14,506	1,334,000
Less: Net losses and loss expenses	616,947	152,880	769,827	19,387	789,214
Less: Acquisition costs	80,387	71,492	151,879	1,817	153,696
Less: Operating expenses (2)	208,457	42,495	250,952	931	251,883
Underwriting profit (loss)	$56,515	$90,321	$146,836	$(7,629)	$139,207
Net investment income - excluding Life Funds Withheld Assets (3)			132,808	10,210	143,018
Net investment income - Life Funds Withheld Assets				50,419	50,419
Net results from structured products (4)	2,905	2,120	5,025	—	5,025
Net fee income and other (5)	(7,465)	825	(6,640)	132	(6,508)
Loss on sale of life reinsurance subsidiary			—	—	—
Net realized gains (losses) on investments - excluding Life Funds Withheld Assets			5,807	(1,205)	4,602
Net realized gains (losses) on investments and net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets			—	48,289	48,289
Net realized and unrealized gains (losses) on derivative instruments			—	16,521	16,521
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets			—	(229,367)	(229,367)
Net income (loss) from investment fund affiliates and operating affiliates			—	57,997	57,997
Less: Exchange (gains) losses			—	27,390	27,390
Less: Corporate operating expenses			—	62,443	62,443
Contribution from P&C and Corporate and Other			283,836	(144,466)	139,370
Less: Interest expense (6)				41,481	41,481
Less: Non-controlling interests				37,390	37,390
Less: Income tax expense				24,218	24,218
Net income (loss) attributable to ordinary shareholders					$36,281
Ratios – P&C operations: (7)
Loss and loss expense ratio	64.1%	42.8%	58.3%
Underwriting expense ratio	30.0%	31.9%	30.6%
Combined ratio	94.1%	74.7%	88.9%
____________

(1)	Corporate and Other includes other items of our revenue and expenditures that are not evaluated at the segment level for reporting purposes, as well as the Company's Run-Off Life Operations.

(2)	Operating expenses of the segments exclude Corporate operating expenses, shown separately.

(3)	Net investment income - excluding Life Funds Withheld Assets does not include net investment income related to the net results from structured products.

(4)	The net results from P&C structured products include net investment income and interest expense of $15.1 million and $10.0 million, respectively.

(5)	Net fee income and other includes operating expenses from the Company's loss prevention consulting services business.

(6)	Interest expense excludes interest expense related to structured products recorded in the Insurance and Reinsurance segments.

(7)	Ratios are based on net premiums earned from P&C operations.
The following tables summarize the Company’s net premiums earned by line of business for the three months ended March 31, 2016 and 2015:

Three Months Ended March 31, 2016 (U.S. dollars in thousands)	Insurance	Reinsurance	Corporate and Other	Total
P&C Operations:
Professional	$332,954	$43,155	$—	$376,109
Casualty	420,212	154,739	—	574,951
Property catastrophe	—	205,301	—	205,301
Property	359,633	254,399	—	614,032
Specialty	367,352	36,193	—	403,545
Other (1)	113,723	63,785	—	177,508
Total P&C Operations	$1,593,874	$757,572	$—	$2,351,446
Corporate and Other:
Run-off Life operations - Annuity	$—	$—	$—	$—
Run-off Life operations - Other Life	—	—	3,164	3,164
Total Corporate and Other	$—	$—	$3,164	$3,164
Total	$1,593,874	$757,572	$3,164	$2,354,610

Three Months Ended March 31, 2015 (U.S. dollars in thousands)	Insurance	Reinsurance	Corporate and Other	Total
P&C Operations:
Professional	$266,410	$35,008	$—	$301,418
Casualty	341,317	58,208	—	399,525
Property catastrophe	—	94,073	—	94,073
Property	172,539	131,224	—	303,763
Specialty	171,878	18,075	—	189,953
Other (1)	10,162	20,600	—	30,762
Total P&C Operations	$962,306	$357,188	$—	$1,319,494
Corporate and Other:
Run-off Life operations - Annuity	$—	$—	$(1)	$(1)
Run-off Life operations - Other Life	—	—	14,507	14,507
Total Corporate and Other	$—	$—	$14,506	$14,506
Total	$962,306	$357,188	$14,506	$1,334,000
____________

(1)
Other within the Insurance segment includes: excess and surplus, programs, surety, structured indemnity and certain discontinued lines. Other within the Reinsurance segment includes: whole account contracts, structured indemnity and other lines.

Segment Information
The Company is organized into two operating segments: Insurance and Reinsurance. Subsequent to the transaction described in Note 3(c), "Acquisitions and Disposals - Catlin Acquisition," the underwriting results of the acquired businesses from the Acquisition Date through December 31, 2015 are included in the Company's Insurance or Reinsurance segment, as appropriate.
The Company’s general investment and financing operations are reflected in "Corporate and Other." Subsequent to the transaction described in Note 3(e), "Acquisitions and Disposals - Sale of Life Reinsurance Subsidiary," GCLR reinsures the majority of the Company's life reinsurance business through the GreyCastle Life Retro Arrangements. The results of the Run-Off Life Operations not subject to the Life Retro Arrangements are also reported within Corporate and Other.
The Company evaluates the performance of both the Insurance and Reinsurance segments based on underwriting profit. Other items of revenues and expenditures of the Company are not evaluated at the segment level. In addition, the Company does not allocate investment assets used to support its Property and Casualty ("P&C") operations to the individual segments, except as noted below. Investment assets related to the Company’s Run-Off Life Operations and certain structured products included in the Insurance and Reinsurance segments are held in separately identified portfolios. The following tables summarize the segment results for the indicated years ended:

Year Ended December 31, 2015 (U.S. dollars in thousands, except ratios)	Insurance	Reinsurance	Total P&C	Corporate and Other (1)	Total
Gross premiums written	$8,395,846	$2,273,163	$10,669,009	$309,916	$10,978,925
Net premiums written	5,859,934	2,028,890	7,888,824	62,239	7,951,063
Net premiums earned	5,648,482	2,515,702	8,164,184	62,241	8,226,425
Net losses and loss expenses (2)	3,614,048	1,152,152	4,766,200	115,997	4,882,197
Acquisition costs (2)	704,364	602,290	1,306,654	10,794	1,317,448
Operating expenses (3)	1,154,760	283,379	1,438,139	1,232	1,439,371
Underwriting profit (loss)	$175,310	$477,881	$653,191	$(65,782)	$587,409
Net investment income - excluding Life Funds Withheld Assets (4)			583,871	40,569	624,440
Net investment income - Life Funds Withheld Assets				187,489	187,489
Net results from structured products (5)	12,185	5,806	17,991	—	17,991
Net fee income and other (6)	(16,936)	2,958	(13,978)	622	(13,356)
Extinguishment of debt			—	5,592	5,592
Net realized gains (losses) on investments - excluding Life Funds Withheld Assets			14,586	5,411	19,997
Net realized gains (losses) on investments and net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets			—	182,181	182,181
Net realized and unrealized gains (losses) on derivative instruments			—	53,123	53,123
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets			—	(151,691)	(151,691)
Net income (loss) from investment fund affiliates and operating affiliates			—	118,060	118,060
Gain on sale of operating affiliate				340,407	340,407
Exchange (gains) losses			—	22,504	22,504
Corporate operating expenses			—	480,755	480,755
Contribution from P&C and Corporate and Other			1,255,661	201,538	1,457,199
Interest expense (7)				163,021	163,021
Non-controlling interests				106,187	106,187
Income tax expense				(19,161)	(19,161)
Net income (loss) attributable to ordinary shareholders					$1,207,152
Ratios – P&C operations: (8)
Loss and loss expense ratio	64.0%	45.8%	58.4%
Underwriting expense ratio	32.9%	35.2%	33.6%
Combined ratio	96.9%	81.0%	92.0%
____________

(1)	Corporate and Other includes other items of our revenue and expenditures that are not evaluated at the segment level for reporting purposes, as well as the Company's Run-Off Life Operations.

(2)	The Company has reflected the amortization of certain fair value adjustments recorded in conjunction with the Catlin Acquisition within the respective segments.

(3)	Operating expenses of the segments exclude Corporate operating expenses, shown separately.

(4)	Net investment income - excluding Life Funds Withheld Assets does not include net investment income related to the net results from structured products.

(5)	The net results from P&C structured products include net investment income and interest expense of $60.4 million and $42.2 million, respectively.

(6)	Net fee income and other includes operating expenses from the Company's loss prevention consulting services business.

(7)	Interest expense excludes interest expense related to deposit liabilities recorded in the Insurance and Reinsurance segments.

(8)	Ratios are based on net premiums earned from P&C operations.

Year Ended December 31, 2014 (U.S. dollars in thousands, except ratios)	Insurance	Reinsurance	Total P&C	Corporate & Other (1)	Total
Gross premiums written	$5,976,011	$1,785,479	$7,761,490	$333,436	$8,094,926
Net premiums written	4,134,151	1,633,058	5,767,209	177,632	5,944,841
Net premiums earned	4,026,713	1,690,725	5,717,438	177,632	5,895,070
Net losses and loss expenses	2,543,108	715,285	3,258,393	242,963	3,501,356
Acquisition costs	393,319	330,684	724,003	14,115	738,118
Operating expenses (2)	865,592	193,404	1,058,996	10,693	1,069,689
Underwriting profit (loss)	$224,694	$451,352	$676,046	$(90,139)	$585,907
Net investment income - excluding Life Funds Withheld Assets (3)			574,458	146,558	721,016
Net investment income - Life Funds Withheld Assets				129,575	129,575
Net results from structured products (4)	43,710	10,499	54,209	—	54,209
Net fee income and other (5)	(10,051)	2,800	(7,251)	360	(6,891)
Loss on sale of life reinsurance subsidiary			—	666,423	666,423
Net realized gains (losses) on investments			119,366	3,625	122,991
Net realized gains (losses) on investments - Life Funds Withheld Assets			—	(15,529)	(15,529)
Net realized and unrealized gains (losses) on derivative instruments			—	29,886	29,886
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets			—	(488,222)	(488,222)
Net income (loss) from investment fund affiliates and operating affiliates			—	203,034	203,034
Exchange (gains) losses			—	(37,568)	(37,568)
Corporate operating expenses			—	220,165	220,165
Contribution from P&C and Corporate and Other			1,416,828	(929,872)	486,956
Interest expense (6)				121,221	121,221
Non-controlling interests				80,498	80,498
Income tax expense				96,897	96,897
Net income (loss) attributable to ordinary shareholders					$188,340
Ratios – P&C operations: (7)
Loss and loss expense ratio	63.2%	42.3%	57.0%
Underwriting expense ratio	31.2%	31.0%	31.2%
Combined ratio	94.4%	73.3%	88.2%
____________

(1)	Corporate and Other includes other items of our revenue and expenditures that are not evaluated at the segment level for reporting purposes, as well as the Company's Run-Off Life Operations.

(2)	Operating expenses of the segments exclude Corporate operating expenses, shown separately.

(3)	Net investment income does not include net investment income related to the net results from structured products.

(4)	The net results from P&C structured products include net investment income and interest expense of $68.0 million and $12.9 million, respectively.

(5)	Net fee income and other includes operating expenses from the Company's loss prevention consulting services business.

(6)	Interest expense excludes interest expense related to deposit liabilities recorded in the Insurance and Reinsurance segments.

(7)	Ratios are based on net premiums earned from P&C operations.

Year Ended December 31, 2013 (U.S. dollars in thousands, except ratios)	Insurance	Reinsurance	Total P&C	Corporate and Other (1)	Total
Gross premiums written	$5,523,181	$1,893,611	$7,416,792	$324,343	$7,741,135
Net premiums written	4,154,093	1,749,889	5,903,982	295,422	6,199,404
Net premiums earned	4,267,677	1,746,422	6,014,099	295,422	6,309,521
Net losses and loss expenses	2,829,999	901,465	3,731,464	465,702	4,197,166
Acquisition costs	529,270	353,388	882,658	26,665	909,323
Operating expenses (2)	782,677	166,238	948,915	8,926	957,841
Underwriting profit (loss)	$125,731	$325,331	$451,062	$(205,871)	$245,191
Net investment income (3)			599,144	286,645	885,789
Net results from structured products (4)	15,562	8,229	23,791	—	23,791
Net fee income and other (5)	(9,317)	2,320	(6,997)	1,305	(5,692)
Net realized gains (losses) on investments			85,792	1,985	87,777
Net realized and unrealized gains (losses) on derivative instruments			—	7,798	7,798
Net income (loss) from investment fund affiliates and operating affiliates			—	258,195	258,195
Exchange (gains) losses			—	(28,243)	(28,243)
Corporate operating expenses			—	209,454	209,454
Contribution from P&C and Corporate and Other			1,152,792	168,846	1,321,638
Interest expense (6)				107,486	107,486
Non-controlling interests				76,731	76,731
Income tax expense				77,505	77,505
Net income (loss) attributable to ordinary shareholders					$1,059,916
Ratios – P&C operations: (7)
Loss and loss expense ratio	66.3%	51.6%	62.0%
Underwriting expense ratio	30.8%	29.8%	30.5%
Combined ratio	97.1%	81.4%	92.5%

____________

(1)	Corporate and Other includes other items of our revenue and expenditures that are not evaluated at the segment level for reporting purposes, as well as the Company's Run-Off Life Operations.

(2)	Operating expenses exclude Corporate operating expenses, shown separately.

(3)	Net investment income does not include net investment income related to the net results from structured products.

(4)	The net results from P&C structured products include net investment income and interest expense of $71.9 million and $48.0 million, respectively.

(5)	Net fee income and other includes operating expenses from the Company's loss prevention consulting services business.

(6)	Interest expense excludes interest expense related to deposit liabilities recorded in the Insurance and Reinsurance segments.

(7)	Ratios are based on net premiums earned from P&C operations.
The following tables summarize the Company’s net premiums earned by line of business:

Year Ended December 31, 2015 (U.S. dollars in thousands)	Insurance	Reinsurance	Corporate and Other	Total
P&C Operations:
Professional	$1,163,302	$168,367	$—	$1,331,669
Casualty	1,685,748	468,286	—	2,154,034
Property catastrophe	—	663,958	—	663,958
Property	1,021,037	869,286	—	1,890,323
Specialty	1,473,929	127,797	—	1,601,726
Other (1)	304,466	218,008	—	522,474
Total P&C Operations	$5,648,482	$2,515,702	$—	$8,164,184
Corporate and Other:
Run-off life operations - Annuity	—	—	1	1
Run-off life operations - Other life	—	—	62,240	62,240
Total Corporate and Other	$—	$—	$62,241	$62,241
Total	$5,648,482	$2,515,702	$62,241	$8,226,425
Year Ended December 31, 2014
P&C Operations:
Professional	$1,075,420	$181,223	$—	$1,256,643
Casualty	1,422,684	300,223	—	1,722,907
Property catastrophe	—	433,602	—	433,602
Property	544,856	555,583	—	1,100,439
Specialty	737,281	95,745	—	833,026
Other (1)	246,472	124,349	—	370,821
Total P&C Operations	$4,026,713	$1,690,725	$—	$5,717,438
Corporate and Other:
Run-off life operations - Annuity	$—	$—	$53,363	$53,363
Run-off life operations - Other life	—	—	124,269	124,269
Total Corporate and Other	$—	$—	$177,632	$177,632
Total	$4,026,713	$1,690,725	$177,632	$5,895,070
Year Ended December 31, 2013
P&C Operations:
Professional	$1,370,196	$206,169	$—	$1,576,365
Casualty	1,389,851	312,156	—	1,702,007
Property catastrophe	—	492,568	—	492,568
Property	544,278	561,105	—	1,105,383
Specialty	732,042	94,797	—	826,839
Other (1)	231,310	79,627	—	310,937
Total P&C Operations	$4,267,677	$1,746,422	$—	$6,014,099
Corporate and Other:
Run-off life operations - Annuity	$—	$—	$122,715	$122,715
Run-off life operations - Other life	—	—	172,707	172,707
Total Corporate and Other	$—	$—	$295,422	$295,422
Total	$4,267,677	$1,746,422	$295,422	$6,309,521
____________

(1)
Other within the Insurance segment includes: excess and surplus, programs, surety, structured indemnity and certain discontinued lines. Other within the Reinsurance segment includes: whole account contracts, accident and health and other lines.

The following table shows an analysis of the Company’s net premiums written by geographical location of subsidiary where the premium is written for the years ended December 31:

(U.S. dollars in thousands)	2015	2014	2013
P&C Operations:
Bermuda	$781,618	$636,109	$658,041
United States	3,045,031	2,528,196	2,650,916
Europe	3,628,258	2,124,117	2,111,065
Other	433,917	478,787	483,960
Total P&C Operations	$7,888,824	$5,767,209	$5,903,982
Corporate and Other:
Bermuda	$62,276	$91,979	$117,948
Europe	(37)	85,653	177,474
Total Corporate and Other	$62,239	$177,632	$295,422